Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss attributable to controlling interest	$ (10,502)	$ (14,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,226	1,708
Stock-based compensation - options	366	192
Shares of common stock issued for services rendered	175	2,938
Shares of treasury stock re-issued for services rendered, company formation	719	596
Change in non-controlling interest on cash	29	(129)
Changes in assets and liabilities:
Accounts receivable	(88)	(671)
Inventory	160	93
Prepaid expenses	(10)	13
Other assets	(130)	38
Accounts payable	107	123
Accrued expenses	294	103
Accrued interest	125	977
Deferred revenue	(142)	142
Net cash used in operating activities	(7,671)	(8,012)
Cash flows from investing activities:
Purchases of property and equipment	(60)	(197)
Collections (advances) on notes receivable - related party	100	$ (100)
Acquisition of intangible assets	(15)
Net cash provided by (used in) investing activities	25	$ (297)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net of fees	31	$ 5,143
Re-issuance of treasury shares for cash, net of expenses	$ 8,430
Proceeds from the issuances of long-term debt		$ 3,000
Repayments of debt	$ (273)	(26)
Proceeds from the issuances of long-term debt - related parties	1,875	5,259
Repayments of long-term debt - related parties	(2,675)	(3,199)
Net cash provided by financing activities	7,388	10,177
NET INCREASE (DECREASE) IN CASH	(258)	1,868
Cash - beginning of the year	2,220	352
Cash - end of the year	1,962	2,220
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$ 551	23
Cash paid for income taxes		1
SUMMARY OF NONCASH ACTIVITIES:
Treasury stock re-purchased for long-term debt related parties		$ 2,500
Treasury stock re-purchased for release of guarantee	$ 393
Treasury stock re-purchased for sale of net assets - SA Concepts		$ 616
Treasury stock re-issued for debt conversion - related parties	$ 7,391
Accrued interest converted into debt - related parties	$ 235	$ 1,400